Offsets - Offset: 1	Mar. 31, 2026 USD ($)
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ProShares Trust II
File Number	333-259558
Initial Filing Date	Sep. 15, 2021
Fee Offset Claimed	$ 2,829.59
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 25,935,747.02
Termination / Withdrawal Statement	The registrant has withdrawn the prior registration statement on Form S-3 (File No. 333-259558) initially filed by ProShares Trust II, on behalf of the Trust's series covered by this 424I filing, on September 15, 2021.